Cover	Jul. 03, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 03, 2023
Entity Registrant Name	NETSTREIT Corp.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39443
Entity Tax Identification Number	84-3356606
Entity Address, State or Province	Suite 1150
Entity Address, Postal Zip Code	75201
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
City Area Code	972
Local Phone Number	200-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	NTST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001798100
Entity Address, Address Line One	2021 McKinney Avenue